Premises, Equipment and Leases	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises, Equipment and Leases
Premises, Equipment and Leases

Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense for 2014, 2013 and 2012 was $4.5 million, $5.2 million and $5.8 million, respectively, and is computed on the straight-line method over the estimated useful lives of the related assets or the term of the lease, whichever is shorter, as listed in the table below. The estimated life for leasehold improvements is based on the shorter of the useful life or the lease term.

Years
Buildings and leasehold improvements	1 - 40
Furniture, fixtures and equipment	2 - 10

A summary of premises and equipment is as follows:

	December 31,
(in thousands)	2014	2013
Land	$16,736	$16,736
Buildings	67,586	67,394
Construction in process	2,892	990
Leasehold improvements	2,731	2,679
Furniture, fixtures and equipment	35,545	34,586
	125,490	122,385
Less accumulated depreciation and amortization	50,308	46,602
Total	$75,182	$75,783

Included within construction in process as of December 31, 2014, is $2.0 million related to one new store that opened in January 2015 in Lancaster County.
Land, buildings and equipment are leased under noncancelable operating lease agreements that expire at various dates through 2032. Total rental expense for operating leases in 2014, 2013 and 2012 was $3.0 million, $3.0 million and $2.9 million, respectively. At December 31, 2014 future minimum lease payments for noncancelable operating leases are payable as follows:

(in thousands)
2015	$2,444
2016	2,282
2017	2,059
2018	1,975
2019	1,934
Thereafter	13,153
Total minimum lease payments	$23,847